Accounts Receivable	6 Months Ended
Jun. 30, 2012
Accounts Receivable [Abstract]
Accounts Receivable
(5)	Accounts Receivable

Accounts receivable at December 31, 2010 and 2011 and June 30, 2012 were comprised of the following (dollars in thousands):

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Trade receivables	$9,438	$11,128	$12,534
Unpaid amounts for benefit services	5,568	4,588	5,689

	15,006	15,716	18,223
Less allowance for doubtful accounts	(415)	(69)	(197)

Accounts receivable, net	$14,591	$15,647	$18,026